OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ASSETS, NET [Abstract]
Schedule of Other Intangible Assets
	Above market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2012	$1,784	$48	$1,832
Additions	-	50	50

At December 31, 2012	1,784	98	1,882
Additions	-	48	48

At December 31, 2013	1,784	146	1,930

Accumulated depreciation:

At January 1, 2012	316	4	320
Depreciation charge for the year	158	12	170

At December 31, 2012	474	16	490
Depreciation charge for the year	278	21	299

At December 31, 2013	752	37	789

Other assets, net:

At December 31, 2013	$1,032	$109	$1,141

At December 31, 2012	$1,310	$82	$1,392

Schedule of Other Intangible Assets, Amortization Expenses
Year	Estimated amortization expenses

2014	$452
2015	242
2016	230
2017	198
2018 and thereafter	19

$1,141